Share-Based Payments - Additional Information (Details)		12 Months Ended
	Mar. 25, 2015 USD ($)	Jun. 30, 2019 USD ($) shares Tranche	Jun. 30, 2019 AUD ($) shares Tranche	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 AUD ($) shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 AUD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 AUD ($) shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 AUD ($) $ / shares	Jun. 30, 2017 $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares		In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.	In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.
Description of vesting requirements of options issued		Options issued to employees generally vest based on service or time conditions. In the year ended June 30, 2019, senior executives were issued options that vest based on performance conditions. For time based vesting options, the first tranche typically vests 12 months after grant date, the second tranche 24 months after grant date, and the third tranche 36 months after grant date.	Options issued to employees generally vest based on service or time conditions. In the year ended June 30, 2019, senior executives were issued options that vest based on performance conditions. For time based vesting options, the first tranche typically vests 12 months after grant date, the second tranche 24 months after grant date, and the third tranche 36 months after grant date.
Percentage of premium attached with time based vesting condition options		10.00%	10.00%
Percentage of premium attached with performance based vesting condition options		0.00%	0.00%
Employee share option plan, maximum number of options available for issuance | shares		10,000,000	10,000,000
Weighted average remaining contractual life of outstanding share options and loan funded		4 years 6 months 10 days	4 years 6 months 10 days	4 years 2 months 26 days	4 years 2 months 26 days	4 years 1 month 2 days	4 years 1 month 2 days
Number of tranches | Tranche		3	3
Option exercise term in connection with cessation of employment		60 days	60 days
Repurchased aggregate loan amount								$ 13,900,000	$ 17,700,000
Cancellation of ordinary shares | shares								2,985,000	2,985,000
Exercise of share options | shares		313,108	313,108	289,245	289,245	272,579	272,579
Reclassification of modified options to liability	$ 600,000	$ 10,000		$ 134,000		$ (103,000)
Exercise price of outstanding options											$ 0.02
Modification made to share based payment arrangements						no	no
Weighted average share purchase price, Granted No. (during the year)			$ 0.95		$ 0.61		$ 1.46
Dividend yield on shares underlying options		0.00%	0.00%
Closing share market price of ordinary share | $ / shares										$ 1.48	$ 2.08	$ 1.08
Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Exercise of share options									4.44
Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Exercise of share options									4.98
Issues Granted Prior to July 1, 2015
Disclosure Of Sharebased Payment Arrangements [Line Items]
Expiry term of options		5 years	5 years
Issues Granted Since July 1, 2015
Disclosure Of Sharebased Payment Arrangements [Line Items]
Expiry term of options		7 years	7 years
Tranche One
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term		1 year	1 year
Tranche Two
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term		2 years	2 years
Tranche Three
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term		3 years	3 years
Series INC
Disclosure Of Sharebased Payment Arrangements [Line Items]
Options conversion ratio		63.978	63.978
Options vested on acquisition date		Dec. 07, 2010	Dec. 07, 2010
Series 31b
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		2
Series 36(a&b) | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		2
Series 36(a&b) | Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		3
38a & 40a
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of tranches | Tranche		1	1
Series 39a | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vesting on achievement of milestones | Tranche		1
Series 39a | Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vesting on achievement of milestones | Tranche		2
AUD
Disclosure Of Sharebased Payment Arrangements [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 2.06		1.46		$ 3.28
Weighted average share purchase price, Granted No. (during the year)		$ 1.79		$ 1.74		$ 1.32
AUD | Series 31b
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares		12/05/2015	12/05/2015	12/05/2015	12/05/2015	12/05/2015	12/05/2015
Exercise price of outstanding options		$ 4.28		$ 4.3		$ 4.30
AUD | Series 39a
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares		13/10/2017	13/10/2017	13/10/2017	13/10/2017
Exercise price of outstanding options		$ 1.76		$ 1.76